FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2013
Fair Value Disclosures [Abstract]
Fair Value Disclosures [Text Block]
NOTE 5:-     FAIR VALUE MEASUREMENTS

In accordance with ASC 820, the Company measures its investment in marketable securities and foreign currency derivative contracts at fair value. Generally marketable securities are classified within Level 1, this is because these assets are valued using quoted prices in active markets. Foreign currency derivative contracts and certain corporate bonds are classified within Level 2 as the valuation inputs are based on quoted prices and market observable data of similar instruments.

Contingent consideration is classified within Level 3. The Company values the Level 3 contingent consideration using discounted cash flow of the expected future payments, whose inputs include interest rate.

The Company's financial assets measured at fair value on a recurring basis, excluding accrued interest components, consisted of the following types of instruments as of the following dates:

	December 31, 2013
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Assets:
Government bonds	$410	$-	$-	$410
Corporate bonds	-	215	-	215
Equity fund	229	-	-	229

Total financial assets	$639	$215	$-	$854

Liabilities:
Contingent consideration	$-	$-	$3,981	$3,981

Total financials liabilities	$-	$-	$3,981	$3,981

	December 31, 2012
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Assets:
Government bonds	$427	$-	$-	$427
Corporate bonds	-	237	-	237
Equity fund	226	-	-	226
Foreign currency derivative contracts	-	156	-	156

Total financial assets	$653	$393	$-	$1,046

Liabilities:
Contingent consideration	$-	$-	$1,942	$1,942

Total financials liabilities	$-	$-	$1,942	$1,942

Fair value measurements using significant unobservable inputs (Level 3):

	December 31,
	2012	2013

Opening balance	$1,046	$1,942
Increase in contingent consideration	1,192	2,459
Decrease in contingent consideration	(315)	(750)
Amortization of interest	19	330

Closing balance	$1,942	$3,981